Document and Entity Information Document and Entity Information	Sep. 05, 2024
Cover [Abstract]
Title of 12(b) Security	Common Stock, $0.001 par value
Document Type	8-K
Document Period End Date	Sep. 05, 2024
Entity Registrant Name	DAVITA INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-14106
Entity Tax Identification Number	51-0354549
Entity Address, Address Line One	2000 16th Street
Entity Address, City or Town	Denver,
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	720
Local Phone Number	631-2100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000927066
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Trading Symbol	DVA
Security Exchange Name	NYSE